17. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments
17. FINANCIAL INSTRUMENTS

17.1       Category of Financial Instruments by nature

a)	Fair values, based on categories of financial instruments, compared against the current and non-current book value included in the consolidated statement of financial position are presented as follows:

As of December 31, 2017
			At amortized cost
Classification	Group	Type	Book Value ThCh$	Fair value ThCh$	At fair value ThCh$
Financial assets	Cash and cash equivalents	Balances in Banks	21,158,613	21,158,613	—
		Short-term deposits	10,003,733	10,003,733	—
	Trade receivables and other accounts receivable	Current	187,422,436	187,422,436	—
		Non-current	742,414	742,414	—
Other financial assets	Accounts receivable from related entities	Current	11,379,684	11,379,684	—
	Financial assets available for sale	Current shares	—	—	2,425,216
	Financial assets at fair value with change in income	Current derivatives	—	—	7,656
	Hedge assets	Current derivatives	—	—	7,832,335
		Non-current derivatives	—	—	25,591,638
Financial liabilities	Bank loans	Current	113,957,750	114,136,596	—
		Non-current	25,959,595	26,086,278	—
	Obligations with the public (bonds)	Current	23,144,728	23,622,746	—
		Non-current	98,259,850	93,975,665	—
	Finance lease	Current	37,037	—	—
		Non-current	460,338	—	—
	Financial liabilities at fair value with change in income	Current derivatives	—	—	55,759
	Hedge liabilities	Current derivatives	—	—	3,257,209
		Non-current derivatives	—	—	3,130,342
Other financial liabilities	Trade and other payable	Current trading creditors	76,352,397	76,352,397	—
		Other current accounts payable	44,401,385	44,401,385	—
	Accounts payable to related entities	Current	7,361,779	7,361,779	—
		Non-current	292,555	292,555	—

b)	Fair values, based on categories of financial instruments, compared against the current and non-current book value included in the consolidated statement of financial position are presented as follows:

As of December 31, 2016
			At amortized cost
			Book Value	Fair value	At fair value
Classification	Group	Type	ThCh$	ThCh$	ThCh$
Financial assets	Cash and cash equivalents	Balances in Banks	22,035,392	22,035,392	—
		Short-term deposits	25,178,125	25,178,125	—
	Trade receivables and other accounts receivable	Current	180,332,662	180,332,662	—
		Non-current	4,624,317	4,624,317	—
Other financial assets	Accounts receivable from related entities	Current	12,954,739	12,954,739	—
	Financial assets available for sale	Current shares	—	—	2,554,984
	Financial assets at fair value with change in income	Current derivatives	—	—	259,436
	Hedge assets	Current derivatives	—	—	2,626,811
		Non-current derivatives	—	—	18,303,296
	Other financial assets	Current	50,859	50,859	—
Financial liabilities	Bank loans	Current	80,010,080	81,093,632	—
		Non-current	26,453,065	27,127,844	—
	Obligations with the public (bonds)	Current	14,042,688	14,526,824	—
		Non-current	118,565,920	115,129,438	—
	Financial liabilities at fair value with change in income	Current derivatives	—	—	2,315,741
	Hedge liabilities	Current derivatives	—	—	5,630,537
		Non-current derivatives	—	—	3,973,051
Other financial liabilities	Trade and other payable	Current trading creditors	76,055,889	76,055,889	—
		Other current accounts payable	42,555,644	42,555,644	—
	Accounts payable to related entities	Current	5,256,371	5,256,371	—
		Non-current	319,601	319,601	—

17.2	Derivative Instruments

In conformity with the risk management policy, Viña Concha y Toro contracts exchange rate derivatives and interest rate derivatives, which are classified as follows:

-	Fair Value Hedge

-	Cash Flow Hedge

-	Net Investment Hedges

-	Non-hedge derivatives (Those derivatives which do not qualify under the hedging accounting)

a)	Assets and Liabilities by hedging derivative instrument

The balances of financial derivatives qualified as hedge instruments were recognized in the consolidated statement of financial position as assets and liabilities as per the following detail:

		As of December 31, 2017				As of December 31, 2016
		Assets		Liabilities		Assets		Liabilities
Assets and liabilities for hedging		Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
derivative instruments	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:		7,832,335	25,591,638	3,257,209	3,130,342	2,626,811	18,303,296	5,630,537	3,973,051
Cash flows hedges	Swap	2,217,902	7,719,608	797,783	2,928,173	1,441,388	5,553,687	571,738	—
Net investment hedges	Swap	—	3,768,816	2,347,813	—	—	976,672	3,237,893	3,237,893
Fair value hedges	Forward	1,726,743	—	69,404	—	843,420	—	824,027	—
Cash flow hedges	Forward	2,951,253	14,103,214	25,240	202,169	—	11,772,937	483,194	735,158
Net investment hedges	Forward	936,437	—	16,969	—	342,003	—	513,685	—
Total		7,832,335	25,591,638	3,257,209	3,130,342	2,626,811	18,303,296	5,630,537	3,973,051

b)	Assets and liabilities for derivative instruments with changes in fair value through income (non-hedging)

Derivative operations which are recorded at fair value with changes in income were recognized in the statement of financial position as assets and liabilities as per the following detail:

		As of December 31, 2017				As of December 31, 2016
		Assets		Liabilities		Assets		Liabilities
Assets and liabilities for derivative	Instrument	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
instruments at fair value with change in income		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedge derivative instruments		7,656	—	55,759	—	259,436	—	2,315,741	—
Derivative instruments	Forward	7,656	—	55,759	—	259,436	—	2,315,741	—
Total		7,656	—	55,759	—	259,436	—	2,315,741	—

c)	Other information on instruments

A detail of financial derivatives contracted as of December 31, 2017 and 2016, its fair value and its breakdown by maturity on contractual values is detailed as follows:

	As of December 31, 2017
					Contractual values
		Fair value	Year 2018	Year 2019	Year 2020	Subsequent	Total
Detail per maturity	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges		27,036,422	198,583,592	91,959,668	50,800,120	140,075,729	481,419,110
Cash flow hedges	Swap	6,211,554	21,235,992	22,485,899	10,300,122	38,086,768	92,108,781
Net investment hedge	Swap	1,421,003	5,094,576	11,388,733	—	6,403,587	22,886,896
Fair value hedge	Forward	1,657,339	75,145,307	—	—	—	75,145,307
Cash flow hedges	Forward	16,827,058	63,138,503	58,085,036	40,499,998	95,585,374	257,308,912
Net investment hedge	Forward	919,468	33,969,214	—	—	—	33,969,214
Non-hedge derivatives		(48,103)	3,545,025	—	—	—	3,545,025
Non-hedge derivatives		(48,103)	3,545,025	—	—	—	3,545,025
Total		26,988,319	202,128,617	91,959,668	50,800,120	140,075,729	484,964,135

	As of December 31, 2016
					Contractual values
		Fair value	Year 2018	Year 2019	Year 2020	Subsequent	Total
Detail per maturity	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges		11,326,519	158,683,581	88,500,685	82,358,639	271,179,876	600,722,781
Cash flow hedges	Swap	6,423,337	12,293,988	20,017,058	21,738,624	8,499,243	62,548,913
Net investment hedge	Swap	(5,499,114)	5,686,064	5,548,053	12,402,464	—	23,636,581
Fair value hedge	Forward	19,393	87,373,303	—	—	87,373,303	174,746,606
Cash flow hedges	Forward	10,554,585	15,477,400	62,935,574	48,217,551	137,454,505	264,085,030
Net investment hedge	Forward	(171,682)	37,852,825	—	—	37,852,825	75,705,650
Non-hedge derivatives		(2,056,305)	30,846,010	—	—	30,846,010	61,692,020
Non-hedge derivatives		(2,056,305)	30,846,010	—	—	30,846,010	61,692,020
Total		9,270,214	189,529,591	88,500,685	82,358,639	302,025,886	662,414,800

d)	Cash flow transfer

A detail of cash flows transfers as of December 31, 2017 and 2016 is shown as follows:

	Changes between December 31, 2016 and December 31,2017			Changes between December 31, 2015 and December 31,2016
Cash Flow hedges	Forward in ThCh$	Swap in ThCh$	Total in ThCh$	Forward in ThCh$	Swap in ThCh$	Total in ThCh$
Opening balance	10,554,584	6,423,338	16,977,922	(37,523,502)	4,643,883	(32,879,619)
Valuation of existing contracts, opening balance	3,220,636	590,047	3,810,683	42,502,317	1,808,931	44,311,248
Valuation of new contracts	7,667,925	67,820	7,735,745	1,219,495	—	1,219,495
Transfer to profit or loss during the period	(4,616,088)	(869,650)	(5,485,738)	4,356,274	(29,476)	4,326,798
Closing balance	16,827,057	6,211,555	23,038,612	10,554,584	6,423,338	16,977,922

17.3	Fair value hierarchy

The detail of the fair value of financial instruments recorded at fair value in the consolidated statement of financial position is as follows (Note 2.6.9):

As of December 31, 2017
		Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Fair value hedge derivatives	1,726,743	—	1,726,743	—
Cash flow hedge derivatives	26,991,977	—	26,991,978	—
Net investment hedge derivatives	4,705,253	—	4,705,253	—
Derivatives not designated as hedge accounting	7,656	—	7,656	—
Financial assets available for sale	2,425,216	2,195,667	—	229,549
Total financial assets	35,856,845	2,195,667	33,431,630	229,549
Finanacial liabilities
Fair value hedge derivatives	69,404	—	69,404	—
Cash flow hedge derivatives	3,953,365	—	3,953,365	—
Net investment hedge derivatives	2,364,782	—	2,364,782	—
Derivatives not designated as hedge accounting	55,759	—	55,759	—
Total financial liabilities	6,443,310	—	6,443,310	—

As of December 31, 2016
		Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Fair value hedge derivatives	843,420	—	843,420	—
Cash flow hedge derivatives	18,768,012	—	18,768,013	—
Net investment hedge derivatives	1,318,675	—	1,318,675	—
Derivatives not designated as hedge accounting	259,436	—	259,436	—
Financial assets available for sale	2,554,984	2,375,435	—	179,549
Total financial assets	23,744,527	2,375,435	21,189,544	179,549
Finanacial liabilities
Fair value hedge derivatives	824,027	—	824,027	—
Cash flow hedge derivatives	1,790,090	—	1,790,090	—
Net investment hedge derivatives	6,989,471	—	6,989,471	—
Derivatives not designated as hedge accounting	2,315,741	—	2,315,741	—
Total financial liabilities	11,919,329	—	11,919,329	—